Goodwill and Other Intangible Assets (Details 2) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 29, 2014
Goodwill and other intangible assets
Net book value		$ 23,819,000	$ 27,915,000
Amortization expense included in general insurance expenses		4,096,000	3,531,000	$ 3,094,000
Intangible assets with indefinite lives		0
Future amortization of other intangible assets
2016		2,800,000
2017		2,800,000
2018		2,800,000
2019		2,800,000
2020		2,800,000
Retirement Services segment
Goodwill and other intangible assets
Gross carrying amount		48,905,000	52,605,000
Accumulated amortization		(25,086,000)	(24,690,000)
Net book value		23,819,000	27,915,000
Retirement Services segment | Customer relationships
Goodwill and other intangible assets
Gross carrying amount	[1]	47,580,000	51,280,000		$ 14,966,000
Accumulated amortization	[1]	(24,251,000)	(24,481,000)
Net book value	[1]	23,329,000	26,799,000
Retirement Services segment | NonCompete
Goodwill and other intangible assets
Gross carrying amount	[1]	1,325,000	1,325,000		$ 1,325,000
Accumulated amortization	[1]	(835,000)	(209,000)
Net book value	[1]	$ 490,000	$ 1,116,000

[1]	During 2014, the Company acquired $14,966 and $1,325 of customer relationship and non-competition intangible assets, respectively, from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.